Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Commitments And Contingencies [Abstract]
Schedule of Future Minimum Lease and Royalty Payments

Future commitments which include minimum lease and royalty payments due in each of the next five years are as follows:

2019	$21,767
2020	21,712
2021	21,017
2022	21,076
2023	19,366
Thereafter	85,200
$190,138